Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vident U.S. Bond Strategy ETF™ | Vident U.S. Bond Strategy ETF™ Class
Prospectus [Line Items]
Annual Return [Percent]	1.52%	7.79%	(14.02%)	(0.59%)	5.68%	9.48%	(0.78%)	2.85%	2.38%
Vident U.S. Equity Strategy ETF™ | Vident U.S. Equity Strategy ETF™ Class
Prospectus [Line Items]
Annual Return [Percent]	16.12%	23.78%	(9.30%)	35.48%	6.59%	20.43%	(14.75%)	16.44%	18.71%
Vident International Equity Strategy ETF™ | Vident International Equity Strategy ETF™ Class
Prospectus [Line Items]
Annual Return [Percent]	5.99%	18.28%	(13.90%)	11.68%	1.78%	15.24%	(17.32%)	32.87%	8.53%	(10.78%)